Significant accounting policies - Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Canadian dollar
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	0.74	0.72
Average foreign currency exchange rate	0.76	0.78	0.91
Australian dollar
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	0.72	0.73
Average foreign currency exchange rate	0.74	0.75	0.90
Euro
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	1.06	1.09
Average foreign currency exchange rate	1.11	1.11	1.33
Argentina Peso
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	0.06	0.08
Average foreign currency exchange rate	0.07	0.11	0.12
RMB
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	0.14	0.15
Average foreign currency exchange rate	0.15	1.16	0.16
Swedish Krona
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	0.11	0.12
Average foreign currency exchange rate	0.12	0.12	0.15
Japanese Yen
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	0.01	0.01
Average foreign currency exchange rate	0.01	0.01	0.01
Indian Rupee
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	0.01	0.02
Average foreign currency exchange rate	0.02	0.02	0.02